Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2016
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the sales of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 6 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2016	2015
	(Millions of yen)
Total minimum lease payments receivable	306,766	318,066
Unguaranteed residual values	14,776	14,271
Executory costs	(34)	(888)
Unearned income	(30,288)	(31,920)

	291,220	299,529
Less allowance for credit losses	(2,325)	(2,878)

	288,895	296,651
Less current portion	(105,308)	(109,220)

	183,587	187,431

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2016	2015
	(Millions of yen)
Balance at beginning of year	2,878	6,276
Charge-offs	(978)	(1,343)
Provision	398	55
Translation adjustments and other	27	(2,110)

Balance at end of year	2,325	2,878

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2016 and 2015 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2016 and 2015 was ¥97,890 million and ¥108,746 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2016 and 2015 was ¥75,997 million and ¥82,916 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2016.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2017	117,728	7,226
2018	87,627	3,894
2019	58,364	2,185
2020	31,422	994
2021	10,986	409
Thereafter	639	41

	306,766	14,749